PRINCIPAL ACCOUNTING POLICIES - Amounts and balances of the consolidated VIE included in Group's consolidated financial statements after elimination of intercompany balances and transactions (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 836,975		¥ 1,154,653		¥ 5,461,264
Short-term investments	118,008		957,370		770,000
Accounts receivable, net	61,852		38,234		403,584
Amount due from related parties	99,056		308,682		646,341
Prepayments and other current assets	26,911		100,354		175,592
Property and equipment, net	6,075		42,044		39,640
Intangible assets, net	77,849		715,877		507,964
Operating lease right-of-use assets	16,417				107,120
TOTAL ASSETS	1,463,146		4,286,115		9,547,026
Payable to riders and drivers	109,961		381,341		717,496
Amount due to related parties	8,110		82,800		52,918
Current operating lease liabilities	6,396				41,737
Non-current operating lease liabilities	10,655				69,525
TOTAL LIABILITIES	386,064		884,051		2,519,071
Net Revenues	879,692	¥ 5,739,989	3,099,698	¥ 1,922,015
Net loss	(261,330)	(1,705,176)	(1,669,781)	(1,878,375)
Net cash (used in)/provided by operating activities	(169,841)	(1,108,207)	(1,297,838)	(1,819,355)
Net cash used in investing activities	(35,212)	(229,757)	(267,460)	(415,382)
Net cash provided by financing activities	$ 902,920	5,891,550		3,048,112
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents			36		512
Short-term investments			337
Accounts receivable, net					367
Amount due from related parties					1,956
Prepayments and other current assets			3,607		6,851
Property and equipment, net			32		461
Intangible assets, net			14,018		12,774
Operating lease right-of-use assets					2,255
TOTAL ASSETS			18,030		25,176
Payable to riders and drivers					1,313
Amount due to related parties					32
Accrued expenses and other current liabilities			8,664		13,885
Current operating lease liabilities					830
Non-current operating lease liabilities					1,053
TOTAL LIABILITIES			8,664		¥ 17,113
Net Revenues		3,293	3,183	6,621
Net loss		(49,741)	(38,674)	(15,263)
Net cash (used in)/provided by operating activities		535	14,612	¥ (925)
Net cash used in investing activities		¥ (59)	¥ (14,604)
Percentage of consolidated net revenues contributed by VIE	0.10%	0.10%	0.10%	0.30%
Percentage of consolidated total assets accounted for by VIE	0.30%		0.40%		0.30%
Percentage of consolidated total liabilities accounted for by VIE	0.70%		1.00%		0.70%